Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 26, 2016
Prospectus Date	Feb. 26, 2016
Otter Creek Long/Short Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	OTTRX
Otter Creek Long/Short Opportunity Fund | Investor Class
Prospectus:
Trading Symbol	OTCRX